Lease - Schedule of Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Operating Leases [Abstract]
Right-of-use asset, net	$ 39,552
Lease liability – current	24,229
Lease liability – non-current	18,735
Total	$ 42,964
Weighted average discount rate	3.50%	3.50%
Operating lease cost	$ 9,485